Net Loss per Common Share	9 Months Ended
Sep. 30, 2018
Net Loss per Common Share [Abstract]
Net loss per common share

Note 4 — Net loss per common share

Basic net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding, plus the number of additional common shares that would have been outstanding if the common share equivalents had been issued (computed using the treasury stock or if converted method), if dilutive.

For the three and nine months ended September 30, 2017, in determining the weighted average number of common shares outstanding, the Company assumed 21,208,310 shares were outstanding for the period as prior to the date of the spin-off, no common stock of the Company existed.

The following common share equivalents are excluded from the calculation of weighted average common shares because their inclusion would have been anti-dilutive:

	September 30,
	2018	2017
Options	1,945	--
Total potentially dilutive shares	1,945	--